Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Schedule of Rates of Tax Applicable in Countries	Overseas tax is calculated at rates of tax applicable in countries in which the Group is assessable for tax:
	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Hong Kong profits tax:
- Charge for the year	706	771	4,261
- Overprovision in prior year	—	—	(800)
The People’s Republic of China withholding tax:
- Charge for the year	862	868	993
Deferred tax	—	—	(140)
	1,568	1,639	4,314

Schedule of Reconciliation of Income Tax Expense and Profit Before Taxation

An income tax expense can be reconciled to profit before taxation as follows:

	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Profit before tax	68,819	55,217	157,697

Tax at statutory tax rate of domestic income tax rate of 16.5%	11,355	13,804	26,020
Tax effect of foreign tax jurisdictions	(141)	(40)	108
Tax effect of two-tiered profit tax rate	—	—	(21)
Tax effect of non-taxable income	(35,549)	(24,150)	(31,954)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	(356)	(1,076)	(1,412)
Tax effect of non-deductible expenses	27,225	9,776	4,743
Overprovision in prior years	—	—	(800)
Tax effect of tax loss not recognized	2,242	2,515	6,637
Utilization of tax losses previously not recognized	(4,070)	(58)	—
Withholding tax on the dividend income	862	868	993
Income tax expense	1,568	1,639	4,314